Consolidated Balance Sheets (Parentheticals) - $ / shares	Dec. 31, 2024	Dec. 31, 2023
Statement of Financial Position [Abstract]
Ordinary shares of no-par value per share (in Dollars per share)
Ordinary shares, Authorized	362,116,800	362,116,800
Ordinary shares, Issued	70,380,570	69,670,612
Ordinary shares, outstanding	70,380,570	69,670,612